Accounts Receivable (Tables)	12 Months Ended
Aug. 31, 2020
Accounts Receivable [Abstract]
Schedule of Trade and Other Receivables

3. ACCOUNTS RECEIVABLE
	2020	2019
	$	$
Subscriber and trade receivables (1)	326	335
Due from related parties (note 29)	1	–
Miscellaneous receivables	15	15
	342	350
Less allowance for doubtful accounts (1) (note 30)	(74)	(63)
	268	287

(1) In 2020 the Company removed subscriber and trade receivables and the associated allowance for doubtful accounts for certain amounts that were fully provisioned and greater than 12 months. Prior year amounts have also been adjusted to reflect this change.

Included in operating, general and administrative expenses is a provision for doubtful accounts of $60 (2019 - $40).